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Virtus Small-Cap Fund
Virtus Small-Cap Fund

Virtus Emerging Markets Opportunities Fund, Virtus Income & Growth Fund,

Virtus KAR Global Small-Cap Fund, Virtus KAR Health Sciences Fund,

Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund,

Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund,

Virtus NFJ Small-Cap Value Fund, Virtus Silvant Focused Growth Fund,

Virtus Silvant Mid-Cap Growth Fund, Virtus Small-Cap Fund and Virtus Zevenbergen Technology Fund

(each a “Fund” and together the “Funds”), each a series of Virtus Investment Trust

Supplement dated March 25, 2024 to the Funds’ Summary Prospectuses and the Virtus Investment Trust Statutory Prospectus, each dated October 27, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective May 10, 2024, Class P and Administrative Class shares of the Funds will no longer be offered. Existing Class P shares of each of the Funds will be converted to Institutional Class shares of each respective Fund, and Administrative Class shares of Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund, Virtus NFJ Small-Cap Value Fund, Virtus Silvant Focused Growth Fund, Virtus Silvant Mid-Cap Growth Fund and Virtus Zevenbergen Technology Fund will be converted to Institutional Class shares of each respective Fund.

Shareholders holding Class P shares or Administrative Class shares at the time of the conversion will receive Institutional Class shares having an aggregate net asset value equal to the aggregate net asset value of their Class P shares or Administrative Class shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service. Shareholders whose Class P shares or Administrative Class shares are converted to Institutional Class shares in this event will be eligible to purchase Institutional Class shares in their existing account without imposition of any sales charges after the conversion. Please refer to each Fund’s prospectuses for any differences between share classes, including sales charge structure, expenses and other options.

No purchases may be made into Class P shares or Administrative Class shares of any Fund after the close of business on May 6, 2024, provided that the Funds’ transfer agent may make exceptions at its discretion to address operational limitations.

Also effective May 10, 2024, the Funds’ investment adviser, Virtus Investment Advisers, Inc., will implement new expense limitation arrangements for certain of the Funds to further limit their expenses. The resulting changes to those Funds’ prospectuses are as follows: